BRIGHTHOUSE FUNDS TRUST II
SUPPLEMENT DATED SEPTEMBER 18, 2026
TO THE
SUMMARY PROSPECTUS,
PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION, EACH
DATED APRIL 27, 2026, AS SUPPLEMENTED
Loomis Sayles Small Cap Core Portfolio
Effective immediately, Zachary W. Borovik and Nathan Henderson, will serve as co-portfolio managers of Loomis Sayles Small Cap Core Portfolio (the “Portfolio”). As of June 30, 2026, Messrs. Borovik and Henderson did not beneficially own any equity securities of the Portfolio. Effective immediately, Mr. Schwartz will no longer serve as co-portfolio manager of the Portfolio. Effective immediately, all references to Mr. Schwartz in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Portfolio are deleted. The following changes are made to the Summary Prospectus, Prospectus and SAI of the Portfolio.
Effective immediately, in the Portfolio Summary of the Summary Prospectus and the Prospectus, the subsection entitled “Portfolio Managers” of the section entitled “Management” is deleted in its entirety and replaced with the following:
Portfolio Managers.
John J. Slavik, CFA, Co-Portfolio Manager of Loomis Sayles, Mark F. Burns, CFA, Co-Portfolio Manager of Loomis Sayles, Joseph R. Gatz, CFA, Co-Portfolio Manager of Loomis Sayles, Zachary W. Borovik, CFA, Co-Portfolio Manager of Loomis Sayles and Nathan Henderson, CFA, Co-Portfolio Manager of Loomis Sayles, have managed the Portfolio since 2005 in the case of Messrs. Slavik and Burns, since 2000 in the case of Mr. Gatz, and since September 2026 in the case of Messrs. Borovik and Henderson. Messrs. Slavik, Burns, Gatz, Borovik and Henderson are the day-to-day managers of the Portfolio and make the final investment decisions for the Portfolio.
Effective immediately, in the section entitled “Additional Information About Management – The Subadviser” of the Prospectus, the fifth paragraph of this section is deleted and replaced with the following:
John J. Slavik, Mark F. Burns, Joseph R. Gatz, Zachary W. Borovik and Nathan Henderson are the day-to-day managers of the Portfolio and make the final investment decisions for the Portfolio.
Effective immediately, in the section entitled “Additional Information About Management – The Subadviser” of the Prospectus, the second sentence of the sixth paragraph of this section is deleted and replaced with the following:
Mr. Gatz, Mr. Borovik and Mr. Henderson manage the small cap value portion of the Portfolio.
Effective immediately, in the section entitled “Additional Information About Management – The Subadviser” of the Prospectus, the last sentence of the seventh paragraph of this section is deleted and replaced with the following:
Mr. Borovik, Co-Portfolio Manager of Loomis Sayles, joined Loomis Sayles in 2016 and has co-managed the Portfolio since September 2026. Mr. Henderson, Co-Portfolio Manager of Loomis Sayles, joined Loomis Sayles in 2013 and has co-managed the Portfolio since September 2026.
Effective immediately, in the Portfolio’s “Other Accounts Managed” table in Appendix C of the SAI, the following information with respect to Messrs. Borovik and Henderson is added immediately following the information included therein with respect to Mr. Gatz:

Name of Portfolio Manager and Portfolio(s) Managed	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Zachary W. Borovik, CFA[1], Loomis Sayles Small Cap Core Portfolio	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A
Nathan Henderson, CFA[1], Loomis Sayles Small Cap Core Portfolio	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A
1 Other accounts managed information is as of June 30, 2026.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE SUMMARY PROSPECTUS, PROSPECTUS AND THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE